Income Taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Impact related to uncertain tax positions from the results of operations		$ 0	$ 0	$ 0
Interest expense or penalties related to unrecognized tax benefits	$ 0